ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ACCOUNTS RECEIVABLE
Accounts receivable	¥ 317,278		¥ 288,389
Less: Allowance for credit losses	(26,798)		(21,952)	¥ (11,014)	¥ (5,384)
Accounts receivable, net	¥ 290,480	$ 44,518	¥ 266,437